Prepaid expenses	9 Months Ended
Sep. 30, 2020
Prepaid expense and other current assets
Prepaid expenses

10      Prepaid expenses

As of September 30, 2020, prepaid expenses were comprised of prepaid server hosting fees and software licenses amounting to EUR 2,353 thousand (December 31, 2019: 7,788), prepaid insurance amounting to EUR 1,814 thousand (December 31, 2019: 843), advance payments to the Group’s online payment services amounting to EUR 734 thousand (December 31, 2019: 2,168) and prepaid short-term leases and other goods and services amounting to EUR 1,094 thousand (December 31, 2019: 1,794).